Description of Organization and Summary of Significant Accounting Policies - Revenue Recognition (Details) - Angel Studios Inc. Cik0001671941 - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue Recognition
Total revenue	$ 47,440,640	$ 28,858,206	$ 96,516,439	$ 202,437,316	$ 75,516,562
Deferred revenue	36,012,666		22,171,808	3,920,648
Pay-it-forward receipts offset against selling and marketing costs	300,000	1,100,000	4,200,000	23,800,000	0
Incurred total advertising expenses	46,000,000	16,700,000
Transferred at Point in Time
Revenue Recognition
Total revenue			60,002,166	198,201,716	73,927,248
Transferred over Time
Revenue Recognition
Total revenue			36,514,273	4,235,600	1,589,314
Angel Guild
Revenue Recognition
Total revenue	34,697,518	4,662,313	35,646,375	2,940,290
Deferred revenue	34,200,000		19,800,000	2,900,000	0
Theatrical
Revenue Recognition
Total revenue	7,728,206	8,384,643	29,445,641	106,838,828	4,720,674
Deferred revenue	1,000,000		1,000,000	0	0
Content licensing
Revenue Recognition
Total revenue	2,596,504	10,065,025	16,588,700	38,687,753	11,924,036
Deferred revenue	$ 0		$ 0	100,000	400,000
Term of agreements			3 years
Content licensing | Minimum
Revenue Recognition
Term of agreements	3 years
Content licensing | Maximum
Revenue Recognition
Term of agreements	10 years		10 years
Merchandise
Revenue Recognition
Total revenue	$ 943,844	1,867,192	$ 5,808,750	18,020,076	23,609,414
Theatrical Pay it Forward
Revenue Recognition
Total revenue	698,635		2,213,993	3,430,855
Pay it Forward
Revenue Recognition
Total revenue	535,261	3,587,935	5,610,677	31,856,327	33,980,046
Other
Revenue Recognition
Total revenue	240,672	$ 291,098	1,202,303	663,187	1,282,392
Deferred revenue	$ 700,000		$ 1,000,000	$ 0	$ 200,000